Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	CAD 137	CAD (348)
Other comprehensive income (loss) before reclassifications	0	371
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	19	(114)
Other equity method reclassification adjustment	(46)	0
Net current period other comprehensive income (loss)	(27)	485
Other	(4)	0
Ending Balance	106	137
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(35)	(8)
Other comprehensive income (loss) before reclassifications	11	(34)
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	11	(7)
Other equity method reclassification adjustment	(8)
Net current period other comprehensive income (loss)	14	(27)
Other	0	0
Ending Balance	(21)	(35)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(318)	(425)
Other comprehensive income (loss) before reclassifications	0	0
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	12	(107)
Other equity method reclassification adjustment	(3)
Net current period other comprehensive income (loss)	9	107
Other	0	0
Ending Balance	(309)	(318)
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	0	0
Other comprehensive income (loss) before reclassifications	(49)	0
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	0	0
Other equity method reclassification adjustment	0
Net current period other comprehensive income (loss)	(49)	0
Other	0	0
Ending Balance	(49)	0
Accumulated Net Available For Sale Securities Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	0	3
Other comprehensive income (loss) before reclassifications	3	(3)
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	(4)	0
Other equity method reclassification adjustment	0
Net current period other comprehensive income (loss)	(1)	(3)
Other	0	0
Ending Balance	(1)	0
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	490	82
Other comprehensive income (loss) before reclassifications	35	408
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	0	0
Other equity method reclassification adjustment	(35)
Net current period other comprehensive income (loss)	0	408
Other	(4)	0
Ending Balance	CAD 486	CAD 490